Condensed Interim Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Income Statement [Abstract]
Revenues	$ 16,557	$ 14,946
Cost of revenues	13,274	11,718
Inventory Impairment		671
Gross profit	3,283	2,557
Operating costs and expenses:
Research and development	114	21
Sales and marketing	1,929	1,953
General and administrative	877	843
Impairment of goodwill and intangible assets		988
Total operating costs and expenses	2,920	3,805
Operating income (loss)	363	(1,248)
Financial expenses, net	(98)	(137)
Income (loss) before taxes on income	265	(1,385)
Taxes on income	(1)
Net income (loss)	$ 264	$ (1,385)
Basic and diluted net income (loss) per share (in Dollars per share)	$ 0.05	$ (0.32)
Weighted average number of shares used in computing net income (loss) per share:
Basic (in Dollars per share)	5,188,341	4,265,456
Diluted (in Dollars per share)	$ 5,365,243	$ 4,265,456